UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  06/30/05

Check here if Amendment [ ]                     Amendment Number:

Institutional Investment Manager Filing this Report:

Name:    Endowment Management, LLC

Address: 1105 North Market Street, 15th Floor Wilmington, DE 19801

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Blaine J. Klusky

Title:            Chief Operating Officer

Phone:            302.472.9080

Signature, Place, and Date of Signing:



   /s/ Blaine J. Klusky             Wilmington, DE             August 1, 2005
   --------------------------------------------------------------------------
   [Signature]                      [City, State]                  [Date]


Report Type:

[X]     13F HOLDINGS REPORT

[ ]     13F NOTICE

[ ]     13F COMBINATION REPORT



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $307,121,000

List of Other Included Managers:            None

====================================================================================================================================
                                                        Market
                                                        Value    SH/PRN     SH/  Put/  Investment
    Name of Issuer           Title of Class    CUSIP    ($1000)  Amount     PRN  Call  Discretion   Managers    Sole   Shared   None


ABERCROME & FITCH CO          COMMON STOCK   002896207   26,054    379,242   SH            SOLE              379,242
BUILD A BEAR WORKSHOP INC     COMMON STOCK   120076104   44,077  1,879,600   SH            SOLE            1,879,600
CRAWFORD & CO-CL A            COMMON STOCK   224633206    4,800    719,671   SH            SOLE              719,671
CRAWFORD & CO-CL B            COMMON STOCK   224633107    6,664    898,180   SH            SOLE              898,180
INTL RECTIFIER CORP           COMMON STOCK   460254105   43,800    917,850   SH            SOLE              917,850
IPASS INC                     COMMON STOCK   46261V108    5,097    841,072   SH            SOLE              841,072
KIRKLANDS INC                 COMMON STOCK   497498105   26,303  2,816,194   SH            SOLE            2,816,194
LECG CORP                     COMMON STOCK   523234102   36,453  1,714,621   SH            SOLE            1,714,621
NAUTILUS GROUP INC            COMMON STOCK   63910B102   60,508  2,123,079   SH            SOLE            2,123,079
OPTIONEXPRESS HOLDINGS INC    COMMON STOCK   684010101   13,636    897,131   SH            SOLE              897,131
SANDERS MORRIS HARRIS GROUP   COMMON STOCK   80000Q104   26,334  1,531,027   SH            SOLE            1,531,027
SOMERA COMMUNICATIONS INC     COMMON STOCK   834458101    1,949  1,233,434   SH            SOLE            1,233,434
TNS INC                       COMMON STOCK   872960109   29,203  1,249,600   SH            SOLE            1,249,600
VISTACARE INC                 COMMON STOCK   92839Y109   45,243  2,449,535   SH            SOLE            2,449,535

                                                        370,121                        No. of Other
                                                                                       Managers       0


